Stockholders' equity, dividend payments and stock compensation expenses, Stockholders equity (Details)	9 Months Ended
Sep. 30, 2025 Vote $ / shares shares
Common Stock [Abstract]
Number of vote per common stock | Vote	1
Common Stock [Member]
Stockholders' Equity [Abstract]
Issued (in shares)	160,799,407
Numbers of shares authorized for issue at September 30, 2025 (in shares)	250,000,000
Par value (in dollars per share) | $ / shares	$ 0.01